UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2012

Place X if Amendment			X	;	Amendment Number: 1

This Amendment (place X in only one):	X	is a restatement.

					adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Emery Howard Portfolio Management
Address:	400 South El Camino Real, Suite 700
	San Mateo, CA  94402


Form 13F File Number: 028-14181

Central Index Key (CIK) Number:	0001495703

CIK Confirmation Code (CCC):	yxhx*8du

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank C. Marinaro
Title:		Portfolio Manager, CCO
Phone:		650-579-7100

Signature, Place, and Date of Signing


Frank C. Marinaro				San Mateo, CA					March 07, 2013
[Signature]					[City, State]					[Date]

Report Type (Place an X in only one box):

X	13F HOLDINGS REPORT

	13F NOTICE

	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE


FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 			0
Form 13F Information Table Entry Total:		24
Form 13F Information Table Value Total:		226,807
						(thousands)

List of Other Included Managers: NONE


EDGAR FILING DATA

Filing Contact / Notification Email Addresses:

Submission Contact Name:			Kathy Chin
Submission Contact Phone:			650-579-7100

List of Email Addresses to Receive SEC acceptance message:

frank@emeryhoward.com
kathy@emeryhoward.com

			Value	Shares/	Sh/	Put/
Invstmt	Other	Voting Authority
Name of Issuer	Title of Class	CUSIP	(x$1000)	Prn Amt	Prn	Call
Dscretn	Mgrs	Sole	Shared	None
ISHARES DJ SELECT DIVIDEND ETF	CU	46428716	506	9013	SH		Sole				9013
ISHARES S&P 500 INDEX ETF	CU	46428720	5980	43730	SH		Sole				43730
ISHARES MSCI EMERGING MARKETS	CU	46428723	779	19896	SH		Sole				19896
ISHARES MSCI EAFE ETF	CU	46428746	4656	93199	SH		Sole				93199
ISHARES TR RUSSELL 1000 INDEX	CU	46428762	6736	89569	SH		Sole				89569
ISHARES RUSSELL 2000 ETF	CU	46428765	12646	158945	SH		Sole				158945
ISHARES TR FTSE EPRA/NAREIT GL	CU	46428848	3251	113990	SH		Sole				113990
SCHWAB STRATEGIC TR INTL EQTY	CU	80852480	1080	44674	SH		Sole				44674
VANGUARD DIVIDEND APPRECIATION	CU	92190884	7818	137910	SH		Sole				137910
VANGUARD MSCI EAFE ETF	CU	92194385	38116	1207338	SH		Sole				1207338
VANGUARD HIGH DIVIDEND YIELD	CU	92194640	227	4709	SH		Sole				4709
VANGUARD MSCI EMERGING MARKETS	CU	92204285	12742	319113	SH		Sole				319113
VANGUARD REIT INDEX	CU	92290855	14114	215716	SH		Sole				215716
VANGUARD MID CAP 	CU	92290862	17924	232170	SH		Sole				232170
VANGUARD SMALL CAP ETF	CU	92290875	961	12639	SH		Sole				12639
IPATH DJ-UBS COMMODITY TTL RTN	CU	06738C77	1287	32032	SH		Sole				32032
IPATH DJ-UBS AGRICULTURE TR SUB	CU	06739H20	1668	29667	SH		Sole				29667
POWERSHARES QQQ TR	CU	73935A10	1118	17420	SH		Sole				17420
SPDR S&P 500 ETF	CU	78462f10	88763	652168	SH		Sole				652168
SPDR GOLD ETF	CU	78463V10	1769	11397	SH		Sole				11397
SPDR DJ WILSHIRE INTL REAL EST	CU	78463X86	617	16762	SH		Sole				16762
SPDR INDEX SHS FDS S&P INTL SM	CU	78463X87	1817	70411	SH		Sole				70411
SPDR DJ Wilshire REIT (ETF)	CU	78464A60	602	8265	SH		Sole				8265
SPDR DOW JONES INDUSTRIAL ETF	CU	78467X10	1630	12690	SH		Sole				12690